Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of aggregate consideration received in investment and U.S. partnership (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment and US Partnership [Line Items]
Amount Of Tranche		$ 2,698,884
Share capital or share subscription		1,459,445
Royalty payable	$ 1,901,547	1,901,547
Loss on re-measurement of derivative liability	$ 0	(662,108)	$ 0
Derivative financial liabilities		0
February 8, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche		492,092
Share capital or share subscription		364,512
Royalty payable		346,287
Loss on re-measurement of derivative liability		(218,707)
Derivative financial liabilities		0
March 23, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche		490,000
Share capital or share subscription		272,222
Royalty payable		344,815
Loss on re-measurement of derivative liability		(127,037)
Derivative financial liabilities		445,384
April 23, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche		717,871
Share capital or share subscription		378,667
Royalty payable		507,376
Loss on re-measurement of derivative liability		(168,172)
Derivative financial liabilities		(163,892)
August 30, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche		500,528
Share capital or share subscription		240,995
Royalty payable		352,224
Loss on re-measurement of derivative liability		(92,691)
Derivative financial liabilities		(225,991)
November 30, 2021 [Member]
Investment and US Partnership [Line Items]
Amount Of Tranche		498,393
Share capital or share subscription		203,049
Royalty payable		350,845
Loss on re-measurement of derivative liability		(55,501)
Derivative financial liabilities		$ (55,501)